Capital and reserves - Merger reserve (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2020	Oct. 27, 2021	Mar. 11, 2021	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Aggregate consideration for acquisition		¥ 694,479,000	¥ 10,257,000
MINISO Hong Kong | Overseas Entities
Disclosure of classes of share capital [line items]
Aggregate consideration for acquisition	¥ 133,394,000			¥ 133,394,000
MINISO Hong Kong | Overseas Entities | Merger reserve
Disclosure of classes of share capital [line items]
Merger reserve	¥ 128,868,000